UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment             { } Amendment Number: ____
This Amendment (Check only one.):   { } is a restatement.
                                    { } adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      First Chester County Corporation
Address:                   9 High Street
                           West Chester, PA 19382

Form 13F File Number:  [To be assigned]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             T. Benjamin Marsho
Title:            Assistant Treasure
Phone:            484-881-4332

Signature, Place, and Date of Signing:

  /s/T. Benjamin Marsho          West Chester, PA               August 21, 2003
  ---------------------          ----------------               ---------------

  Report Type (Check only one.):
{  }     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

{X } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

{  }     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:               28-07198
Name:                               First National Bank of Chester County

This filing indicates that First Chester County Corporation, a bank holding company, and First National Bank of Chester County, a wholly-owned subsidiary of First Chester County Corporation, are deemed to have shared investment discretion with respect to the Section 13(f) securities identified in the Form 13F filed by First National Bank of Chester County for the quarter ended June 30, 2003.